CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 124	$ (2,202)	$ 3,005
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	4,983	3,162	8,169
Total comprehensive income	5,107	960	11,174
Comprehensive (income) loss attributable to the non-controlling interest	(2)	(8)	5
Total comprehensive income attributable to Actions Semiconductor Co., Ltd.	$ 5,105	$ 952	$ 11,179